Share capital - Summary of share capital (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Share capital
Number of shares authorized	555,000,000	555,000,000	555,000,000		93,922,712
Number of shares		139,026,084		13,949,001
Share capital	$ 16,979	$ 13,903		$ 53,240,010
Class A Ordinary Shares
Share capital
Number of shares authorized	500,000,000	500,000,000	500,000,000
Preferred shares
Share capital
Number of shares authorized	55,000,000	55,000,000	55,000,000
Swvl Inc. shareholders
Share capital
Number of shares		85,285,247			85,288,744
Share capital		$ 8,529			$ 8,529
SPAC shareholders
Share capital
Number of shares		13,949,000
Share capital		$ 1,395
Convertible notes
Share capital
Number of shares		16,125,455
Share capital		$ 1,612
PIPE Investor
Share capital
Number of shares		3,966,400
Share capital		$ 397
Other shares
Share capital
Number of shares		19,699,982
Share capital		$ 1,970